UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09597

LORD ABBETT LARGE-CAP GROWTH FUND
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	4/30/2007

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT LARGE-CAP GROWTH FUND April 30, 2007

		Value
Investments	Shares	(000)
LONG-TERM INVESTMENTS 98.69%

COMMON STOCKS 97.60%

Aerospace 4.76%
Boeing Co. (The)	83,000	$7,719
United Technologies Corp.	65,419	4,392
Total		12,111

Agriculture, Fishing & Ranching 1.55%
Monsanto Co.	67,000	3,952

Banks 2.45%
Bank of New York Co., Inc. (The)	93,000	3,765
State Street Corp.	36,000	2,479
Total		6,244

Beverage: Soft Drinks 1.99%
PepsiCo, Inc.	76,600	5,062

Biotechnology Research & Production 5.85%
Baxter Int'l., Inc.	146,000	8,268
Celgene Corp.*	108,286	6,623
Total		14,891

Communications Technology 8.75%
Cisco Systems, Inc.*	264,000	7,059
Corning, Inc.*	219,000	5,195
Ericsson ADR	56,000	2,138
QUALCOMM, Inc.	74,862	3,279
Research In Motion Ltd. (Canada)*(a)	35,000	4,605
Total		22,276

Computer Services, Software & Systems 7.41%
Adobe Systems, Inc.*	68,000	2,826
Akamai Technologies, Inc.*	70,000	3,085
Infosys Technologies Ltd. ADR	85,000	4,450
Microsoft Corp.	284,000	8,503
Total		18,864

Computer Technology 3.44%
Apple Inc.*	52,000	5,190
Network Appliance, Inc.*	95,682	3,560
Total		8,750

Consumer Electronics 3.35%
Google, Inc., Class A*	14,500	6,835
Yahoo!, Inc.*	60,000	1,682
Total		8,517

Diversified Financial Services 5.08%
Accenture Ltd. Class A (Bermuda)(a)	124,000	4,849
American Express Co.	40,732	2,471
Goldman Sachs Group, Inc. (The)	11,000	2,405
Morgan Stanley	38,000	3,192
Total		12,917

Diversified Production 1.48%
Danaher Corp.	53,000	3,773

Drugs & Pharmaceuticals 8.82%
Allergan, Inc.	40,000	4,848
Gilead Sciences, Inc.*	117,000	9,561
Shire plc ADR	115,000	8,038
Total		22,447

Electrical Equipment & Components 1.01%
Emerson Electric Co.	54,712	2,571

Electronics: Semi-Conductors/Components 5.22%
Analog Devices, Inc.	58,000	2,240
Broadcom Corp. Class A*	88,000	2,864
MEMC Electronic Materials, Inc.*	126,000	6,915
Texas Instruments, Inc.	37,000	1,272
Total		13,291

Financial Information Services 1.40%
Moody's Corp.	54,000	3,570
Health & Personal Care 1.03%
CVS/Caremark Corp.	72,000	2,609

Hotel/Motel 2.13%
Starwood Hotels & Resorts Worldwide, Inc.	81,000	5,429

Investment Management Companies 1.31%
T. Rowe Price Group, Inc.	67,000	3,328

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(concluded)

LORD ABBETT LARGE-CAP GROWTH FUND April 30, 2007

		Value
Investments	Shares	(000)

Jewelry Watches & Gemstones 1.14%
Tiffany & Co.	61,000	$2,909

Medical & Dental Instruments & Supplies 5.92%
St. Jude Medical, Inc.*	168,000	7,189
Stryker Corp.	74,000	4,806
Zimmer Holdings, Inc.*	34,000	3,076
Total		15,071

Multi-Sector Companies 3.34%
General Electric Co.	104,818	3,864
Honeywell Int’l., Inc.	85,400	4,627
Total		8,491

Oil: Crude Producers 1.70%
Devon Energy Corp.	16,000	1,166
XTO Energy, Inc.	58,000	3,148
Total		4,314

Radio & TV Broadcasters 0.85%
News Corp. Class A	96,000	2,149

Restaurants 2.16%
Tim Hortons, Inc. (Canada)(a)	174,379	5,498

Retail 6.31%
GameStop Corp.*	106,000	3,516
Nordstrom, Inc.	46,000	2,526
Staples, Inc.	230,000	5,704
Target Corp.	72,500	4,305
Total		16,051

Shoes 1.95%
NIKE, Inc. Class B	92,000	4,955

Soaps & Household Chemicals 4.33%
Colgate-Palmolive Co.	73,647	4,989
Procter & Gamble Co. (The)	93,908	6,039
Total		11,028

Utilities: Cable TV & Radio 1.60%
Comcast Corp. Special Class A*	152,500	4,066

Utilities: Telecommunications 1.27%
NII Holdings, Inc.*	42,000	3,223

Total Common Stocks (cost $229,960,046)		248,357

	Shares	U.S. $ Value (000)
FOREIGN COMMON STOCK 1.09%

United Kingdom
Tesco plc(b) (cost $2,225,742)	299,000	$2,765

Total Long-Term Investments (cost $232,185,788)		251,122

	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.05%

Repurchase Agreement
Repurchase Agreement dated 4/30/2007, 4.70% due 5/1/2007 with State Street Bank & Trust Co. collateralized by $130,000 of Federal Farm Credit Bank at 5.00% due 10/23/2009; value: $130,488; proceeds: $123,467 (cost $123,451)	$124	$124

Total Investments in Securities 98.74% (cost $232,309,239)		251,246
Other Assets in Excess of Liabilities 1.26%		3,207
Net Assets 100.00%		$254,453

ADR American Depositary Receipt.

        * Non-income producing security.

        (a) Foreign security traded in U.S. dollars.

        (b) Investment in non-U.S. dollar denominated security.

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Large-Cap Growth Fund (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company.  The Fund was organized as a Delaware Statutory Trust on September 29, 1999.  The Fund commenced operations on December 15, 1999, and the Securities and Exchange Commission declared the Fund effective and each class of shares became available to the public on December 30, 1999.

The Fund’s investment objective is to seek long-term capital growth.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation– Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions– Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)  Foreign Transactions– The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)  Repurchase Agreements –The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest).  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  FEDERAL TAX INFORMATION

As of April 30, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$234,239,157
Gross unrealized gain	19,222,393
Gross unrealized loss	(2,215,511)
Net unrealized security gain	$17,006,882

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

Item 2:           Controls and Procedures.

(a)          Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)            Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT LARGE-CAP GROWTH FUND

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 26, 2007